Summary of Operating Segments by Geographic Locations (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [Line Items]
Revenue	$ 1,541,189	$ 1,321,224
Total assets	3,636,043	3,892,931
Eliminations [Member]
Disclosure of geographical areas [Line Items]
Revenue	(18,799)	(16,567)
Canada [Member]
Disclosure of geographical areas [Line Items]
Revenue	558,746	562,250
Total assets	1,269,542	1,631,838
Canada [Member] | Before Eliminations [Member]
Disclosure of geographical areas [Line Items]
Revenue	571,640	578,817
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	791,312	568,573
Total assets	1,772,850	1,666,368
United States [Member] | Before Eliminations [Member]
Disclosure of geographical areas [Line Items]
Revenue	797,217	568,573
International [Member]
Disclosure of geographical areas [Line Items]
Revenue	191,131	190,401
Total assets	$ 593,651	$ 594,725